EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Schedule of information related to stock-based awards by grant date
Grant Date	Awards	Exercise Price Per Share	Fair Value Per Share at Grant Date		Stock-Based Compensation Expense for Year Ended December 31, 2011
	(In Thousands)				(In Millions)
Stock Options:
February 25, 2010	960	$5.03	$2.89		$1
February 26, 2009	11,191	1.14	0.71		3
February 26, 2009	7,985	1.14	0.61		1
March 6, 2008	2,563	4.94	2.43		1
Restricted Stock Units:
November 4, 2011	268		4.86	(1)	1
February 23, 2011	3,864		6.90		7
February 25, 2010	4,327		5.03		7
March 6, 2008	2,657		4.94		2
Other grants					2
					$25

(1)     End of month fair market value was used for this grant to calculate compensation expense.

Schedule of stock option activity
	Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Weighted Average Remaining Life
			(In Millions)
Outstanding as of December 31, 2008	31,905,426	18.48
Granted	22,146,180	1.17
Exercised	0
Forfeited/Expired	(5,734,351)	18.21
Outstanding as of December 31, 2009	48,317,255	10.58
Granted	964,008	5.03
Exercised	(2,081,978)	1.21
Forfeited/Expired	(4,043,736)	20.62
Outstanding as of December 31, 2010	43,155,549	9.97
Granted	0
Exercised	(2,516,084)	1.31
Forfeited/Expired	(6,645,893)	32.23
Outstanding as of December 31, 2011	33,993,572	$6.26	$65	5.3 years
Vested and expected to vest at December 31, 2011	33,925,303	$6.27	$65	5.3 years
Exercisable as of December 31, 2011	26,798,092	$7.53	$39	4.8 years

Schedule of assumptions used to determine fair value of stock options
Year Ended December 31, 2010
Top Eleven Employees
Expected volatility	53%
Expected dividend yield	0%
Expected life	7 years
Expected forfeiture rate	2%
Risk-free interest rate	3.29%
Early exercise threshold	75% gain
Early exercise rate	20% per year

Schedule of information about stock options by range of exercise prices
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.00 to $1.149	15,912,326	7.2 years	$1.14	9,473,119	$1.14
$1.15 to $10.639	10,968,023	5.0 years	7.25	10,211,750	7.45
$10.64 to $13.959	2,870,801	2.2 years	12.11	2,870,801	12.11
$13.96 to $17.589	3,594,422	1.1 years	17.09	3,594,422	17.09
$17.59 to $28.759	612,000	0.8 years	28.16	612,000	28.16
$28.76 and over	36,000	0.6 years	45.14	36,000	45.14
	33,993,572	5.3 years	$6.26	26,798,092	$7.53

Schedule of stock options by monetary status and employment status of the awardees
	In-the-Money Options		Out-of-the-Money Options		All Options
	Outstanding	% of Total	Outstanding	% of Total	Outstanding	% of Total
Current employees	20,128,972	99.6%	8,241,207	39.7%	28,370,179	73.5%
Former employees	59,334	0.4%	5,564,059	60.3%	5,623,393	26.5%
Totals	20,188,306	100.0%	13,805,266	100.0%	33,993,572	100.0%
% of all outstanding options	56.5%		43.5%		100.0%

Schedule of restricted stock unit activity
	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2008	8,670,318	$6.04
Granted	542,324	2.35
Vested	(4,069,831)	5.84
Forfeited	(336,370)	5.59
Unvested as of December 31, 2009	4,806,441	5.82
Granted	5,139,299	5.03
Vested	(2,500,853)	5.70
Forfeited	(1,123,617)	6.26
Unvested as of December 31, 2010	6,321,270	5.14
Granted	4,553,399	6.76
Vested	(2,889,882)	4.98
Forfeited	(275,561)	5.93
Unvested as of December 31, 2011	7,709,226	$6.13

Schedule of employee stock purchase plan activity
	Years Ended December 31,
	2011	2010	2009
Number of shares	749,637	771,319	1,715,591
Weighted average price	$5.36	$4.93	$1.34

Schedule of Reconciliation of funded status of plans, the amounts included in the Consolidated Balance Sheets and assumptions used for projected benefit obligations
	December 31,
	2011	2010
Reconciliation of funded status of plans and the amounts included in the Consolidated Balance Sheets:
Projected benefit obligations(1)
Beginning obligations	$(268)	$(249)
Service cost	(2)	(2)
Interest cost	(14)	(14)
Actuarial loss	(19)	(21)
Benefits paid	18	18
Ending obligations	(285)	(268)
Fair value of plans’ assets	0	0
Funded status of plans	$(285)	$(268)
Amounts recognized in the Consolidated Balance Sheets consist of:
Other current liability	$(20)	$(19)
Other long-term liability	(265)	(249)
Accumulated other comprehensive loss	65	49
	$(220)	$(219)
Assumptions:
Discount rate	5.00%	5.50%
Compensation increase rate	3.00%	3.00%
Measurement date	December 31, 2011	December 31, 2010

(1)         The accumulated benefit obligation at December 31, 2011 and 2010 was approximately $280 million and $265 million, respectively.

Schedule of components of net benefit costs and assumptions used for net periodic benefit costs
	Years Ended December 31,
	2011	2010	2009

Service costs	$2	$2	$1
Interest costs	14	14	14
Amortization of prior-year service costs	0	0	3
Amortization of net actuarial loss	3	1	1
Net periodic benefit cost	$19	$17	$19
Assumptions:
Discount rate	5.50%	5.75%	5.75%
Long-term rate of return on assets	n/a	n/a	n/a
Compensation increase rate	3.00%	3.00%	4.00%
Measurement date	January 1, 2011	January 1, 2010	January 1, 2009
Census date	January 1, 2011	January 1, 2010	January 1, 2009

Schedule of estimated future benefits payments
		Years Ending December 31,
	Total	2012	2013	2014	2015	2016	Five Years Thereafter
SERP benefit payments	$200	$20	$20	$20	$20	$20	$100